                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS

                           A, B AND C SHARES (RETAIL)

   SUPPLEMENT DATED FEBRUARY 2, 2004 TO THE PROSPECTUS DATED OCTOBER 1, 2003,
             AS SUPPLEMENTED DECEMBER 1, 2003 AND DECEMBER 19, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

BALANCED ALLOCATION FUND

At a meeting of the Board of Trustees held on November 19, 2003, the Board of Trustees of the Fund approved the adoption of new investment policies to authorize the Fund to invest substantially all of its net assets in one or more open-end management investment companies managed by the investment adviser (each, an "Underlying Armada Fund") under what is commonly known as a "fund of funds" structure.

The Fund currently has an investment limitation that prevents the Fund from operating a fund of funds structure, because the limitation limits the percentage of the Fund's assets that may be invested in any one issuer (such as an Underlying Armada Fund), in general, to no more than 5% of total assets, subject to certain exceptions. A fund of funds structure would involve greater percentage investments in each Underlying Armada Fund than would be permitted under this limitation. This investment limitation may not be eliminated without shareholder vote.

At the November 19, 2003 meeting, the Board of Trustees approved elimination of this investment limitation in order to allow the desired investment policy changes, and also approved solicitation of shareholder proxies to authorize the elimination of this investment limitation.

If the proposal is approved by shareholders, it is anticipated that the Fund will implement a fund of funds structure on or about May 7, 2004. If shareholders approve the elimination of the investment limitation, a prospectus including a complete description of the revised investment policies will be available at the time of the investment policy change.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS
                             AND MONEY MARKET FUNDS

                                    H SHARES

   SUPPLEMENT DATED FEBRUARY 2, 2004 TO THE PROSPECTUS DATED OCTOBER 1, 2003,
             AS SUPPLEMENTED DECEMBER 1, 2003 AND DECEMBER 19, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

BALANCED ALLOCATION FUND

At a meeting of the Board of Trustees held on November 19, 2003, the Board of Trustees of the Fund approved the adoption of new investment policies to authorize the Fund to invest substantially all of its net assets in one or more open-end management investment companies managed by the investment adviser (each, an "Underlying Armada Fund") under what is commonly known as a "fund of funds" structure. The Fund currently has an investment limitation that prevents the Fund from operating a fund of funds structure, because the limitation limits the percentage of the Fund's assets that may be invested in any one issuer (such as an Underlying Armada Fund), in general, to no more than 5% of total assets, subject to certain exceptions. A fund of funds structure would involve greater percentage investments in each Underlying Armada Fund than would be permitted under this limitation. This investment limitation may not be eliminated without shareholder vote. At the November 19, 2003 meeting, the Board of Trustees approved elimination of this investment limitation in order to allow the desired investment policy changes, and also approved solicitation of shareholder proxies to authorize the elimination of this investment limitation. If the proposal is approved by shareholders, it is anticipated that the Fund will implement a fund of funds structure on or about May 7, 2004. If shareholders approve the elimination of the investment limitation, a prospectus including a complete description of the revised investment policies will be available at the time of the investment policy change.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS

                            I SHARES (INSTITUTIONAL)

   SUPPLEMENT DATED FEBRUARY 2, 2004 TO THE PROSPECTUS DATED OCTOBER 1, 2003,
             AS SUPPLEMENTED DECEMBER 1, 2003 AND DECEMBER 19, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

BALANCED ALLOCATION FUND

At a meeting of the Board of Trustees held on November 19, 2003, the Board of Trustees of the Fund approved the adoption of new investment policies to authorize the Fund to invest substantially all of its net assets in one or more open-end management investment companies managed by the investment adviser (each, an "Underlying Armada Fund") under what is commonly known as a "fund of funds" structure. The Fund currently has an investment limitation that prevents the Fund from operating a fund of funds structure, because the limitation limits the percentage of the Fund's assets that may be invested in any one issuer (such as an Underlying Armada Fund), in general, to no more than 5% of total assets, subject to certain exceptions. A fund of funds structure would involve greater percentage investments in each Underlying Armada Fund than would be permitted under this limitation. This investment limitation may not be eliminated without shareholder vote. At the November 19, 2003 meeting, the Board of Trustees approved elimination of this investment limitation in order to allow the desired investment policy changes, and also approved solicitation of shareholder proxies to authorize the elimination of this investment limitation. If the proposal is approved by shareholders, it is anticipated that the Fund will implement a fund of funds structure on or about May 7, 2004. If shareholders approve the elimination of the investment limitation, a prospectus including a complete description of the revised investment policies will be available at the time of the investment policy change.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                  ARMADA FUNDS

                     EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                    FIXED INCOME FUNDS, TAX FREE BOND FUNDS
                             AND MONEY MARKET FUNDS

                                    R SHARES

   SUPPLEMENT DATED FEBRUARY 2, 2004 TO THE PROSPECTUS DATED OCTOBER 1, 2003,
             AS SUPPLEMENTED DECEMBER 1, 2003 AND DECEMBER 19, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

BALANCED ALLOCATION FUND

At a meeting of the Board of Trustees held on November 19, 2003, the Board of Trustees of the Fund approved the adoption of new investment policies to authorize the Fund to invest substantially all of its net assets in one or more open-end management investment companies managed by the investment adviser (each, an "Underlying Armada Fund") under what is commonly known as a "fund of funds" structure. The Fund currently has an investment limitation that prevents the Fund from operating a fund of funds structure, because the limitation limits the percentage of the Fund's assets that may be invested in any one issuer (such as an Underlying Armada Fund), in general, to no more than 5% of total assets, subject to certain exceptions. A fund of funds structure would involve greater percentage investments in each Underlying Armada Fund than would be permitted under this limitation. This investment limitation may not be eliminated without shareholder vote. At the November 19, 2003 meeting, the Board of Trustees approved elimination of this investment limitation in order to allow the desired investment policy changes, and also approved solicitation of shareholder proxies to authorize the elimination of this investment limitation. If the proposal is approved by shareholders, it is anticipated that the Fund will implement a fund of funds structure on or about May 7, 2004. If shareholders approve the elimination of the investment limitation, a prospectus including a complete description of the revised investment policies will be available at the time of the investment policy change.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE